                                  United States
                       Securities and Exchange Commission
                           Washington, StateD.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
               Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors eTower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06
                                     ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

5TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2006		2005 [1]	2004	2003	2002	11/30/2001	[2]
Net Asset Value, Beginning of Period	$10.52		$10.79	$10.75	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.22		0.45	0.46 [3]	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)		(0.26)	0.05	0.14	(0.02)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.03		0.19	0.51	0.60	0.57	0.24
Less Distributions:
Distributions from net investment income	(0.23)		(0.46)	(0.47)	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.23)		(0.46)	(0.47)	(0.47)	(0.63)	(0.17)
Net Asset Value, End of Period	$10.32		$10.52	$10.79	$10.75	$10.62	$10.68
Total Return [4]	0.30%		1.77%	4.81%	5.69%	5.58%	2.29%

Ratios to Average Net Assets:
Net expenses	0.94	% [5]	0.90%	0.93%	0.87%	0.85%	0.85	% [5]
Net investment income	4.11	% [5]	4.25%	4.24%	4.20%	5.69%	5.82	% [5]
Expense waiver/reimbursement [6]	0.20	% [5]	0.21%	0.23%	0.21%	0.23%	0.23	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$98,255		$92,425	$71,788	$94,713	$60,728	$7,302
Portfolio turnover	35%		37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2006		2005 [1]	2004	2003	2002	11/30/2001	[2]
Net Asset Value, Beginning of Period	$10.52		$10.79	$10.75	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.19		0.40	0.40 [3]	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)		(0.26)	0.05	0.13	(0.02)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.14	0.45	0.54	0.52	0.31
Less Distributions:
Distributions from net investment income	(0.21)		(0.41)	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.21)		(0.41)	(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.32		$10.52	$10.79	$10.75	$10.62	$10.68
Total Return [4]	0.04%		1.25%	4.29%	5.16%	5.05%	2.90%

Ratios to Average Net Assets:
Net expenses	1.45	% [5]	1.40%	1.42%	1.37%	1.35%	1.35	% [5]
Net investment income	3.58	% [5]	3.72%	3.75%	3.70%	5.15%	5.13	% [5]
Expense waiver/reimbursement [6]	0.20	% [5]	0.21%	0.23%	0.21%	0.23%	0.23	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,825		$49,205	$59,784	$71,646	$52,396	$12,877
Portfolio turnover	35%		37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2006		2005 [1]	2004	2003	2002	11/30/2001	[2]
Net Asset Value, Beginning of Period	$10.52		$10.79	$10.75	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.19		0.40	0.41 [3]	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)		(0.26)	0.04	0.13	(0.02)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.14	0.45	0.54	0.52	0.30
Less Distributions:
Distributions from net investment income	(0.21)		(0.41)	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.21)		(0.41)	(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.32		$10.52	$10.79	$10.75	$10.62	$10.68
Total Return [4]	0.07%		1.28%	4.30%	5.16%	5.05%	2.82%

Ratios to Average Net Assets:
Net expenses	1.41	% [5]	1.38%	1.40%	1.37%	1.35%	1.35	% [5]
Net investment income	3.62	% [5]	3.75%	3.78%	3.64%	5.15%	5.07	% [5]
Expense waiver/reimbursement [6]	0.20	% [5]	0.21%	0.23%	0.21%	0.23%	0.23	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,641		$44,838	$54,449	$32,714	$14,287	$3,887
Portfolio turnover	35%		37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited)		Year Ended November 30,		Period Ended
	5/31/2006		2005 [1]	2004	11/30/2003	[2]
Net Asset Value, Beginning of Period	$10.52		$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.20		0.43	0.44 [3]	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)		(0.26)	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.17	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.32		$10.52	$10.79	$10.75
Total Return [4]	0.21%		1.56%	4.56%	2.39%

Ratios to Average Net Assets:
Net expenses	1.11	% [5]	1.10%	1.11%	1.10	% [5]
Net investment income	3.97	% [5]	4.03%	4.09%	4.22	% [5]
Expense waiver/reimbursement [6]	0.20	% [5]	0.21%	0.23%	0.21	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,346		$27,591	$29,171	$13,849
Portfolio turnover	35%		37%	16%	60	% [7]

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 8, 2003 (start of performance) to November 30, 2003.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,003.00	$4.69
Class B Shares	$1,000	$1,000.40	$7.23
Class C Shares	$1,000	$1,000.70	$7.03
Class K Shares	$1,000	$1,002.10	$5.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.24	$4.73
Class B Shares	$1,000	$1,017.70	$7.29
Class C Shares	$1,000	$1,017.90	$7.09
Class K Shares	$1,000	$1,019.40	$5.59

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.45%
Class C Shares	1.41%
Class K Shares	1.11%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	34.3%
Corporate Debt Securities	29.0%
U.S. Treasury Securities [4]	23.8%
Government/Agencies	11.2%
Municipal Securities	0.1%
Asset-Backed Securities [5]	0.0%
Securities Lending Collateral [6]	22.7%
Other Security Types [5,7]	0.0%
Cash Equivalents [8]	9.6%
Other Assets and Liabilities--Net [9]	(30.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentage of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities does not include mortgage-backed securities guaranteed by GSEs.

5 Represents less than 0.01%.

6 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

7 Other Security Types consist of common stock, preferred stock and warrants.

8 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--23.4%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,269,385
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	606,357
195,000		Alcan, Inc., 5.75%, 6/1/2035	178,163
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,633,525
1,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,019,901
420,000	[1]	Codelco, Inc., 4.75%, 10/15/2014	387,156
1,210,000	[1]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,079,407
1,000,000		Inco Ltd., 5.70%, 10/15/2015	946,134
1,800,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,607,475
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,424,269
		TOTAL	8,882,387
		Basic Industry - Paper--0.6%
830,000		International Paper Co., 5.50%, 1/15/2014	788,929
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,964,107
380,000		Westvaco Corp., 7.65%, 3/15/2027	384,866
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,016,706
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,035,464
		TOTAL	9,190,072
		Capital Goods - Aerospace & Defense--0.5%
1,150,000	[1]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,099,777
600,000	[1]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	557,325
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.914%, 11/15/2009	100,384
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,419,403
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,122,209
		TOTAL	7,299,098
		Capital Goods - Construction Machinery--0.2%
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	61,847
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,412,935
100,000		John Deere Capital Corp., Sr. Note, Series D, 5.775%, 12/18/2009	100,205
		TOTAL	2,574,987
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.4%
$1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	$1,187,443
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,412,105
200,000		Textron Financial Corp., Note, Series E, 6.525%, 12/1/2007	200,238
2,450,000	[1]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,422,398
		TOTAL	6,222,184
		Capital Goods - Environmental--0.2%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,677,243
		Communications - Media & Cable--0.1%
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,635,369
		Communications - Media Noncable--0.6%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,819,039
3,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	3,002,682
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	258,093
1,670,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,554,800
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,646,478
		TOTAL	9,281,092
		Communications - Telecom Wireless--0.4%
500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	615,430
1,460,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,375,028
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,669,844
		TOTAL	5,660,302
		Communications - Telecom Wirelines--0.4%
100,000		Citizens Utilities Co., Deb., 7.60%, 6/1/2006	100,000
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	947,126
950,000		Embarq Corp., 6.738%, 6/1/2013	952,501
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,291
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	123,922
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	99,331
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	98,788
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	99,914
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	100,440
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	205,548
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,152,068
		TOTAL	4,981,929
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--2.2%
$2,850,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	$2,868,461
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.20%, 7/17/2006	50,005
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,882,999
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,938,779
12,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	11,994,996
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	184,351
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	179,782
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,894,560
3,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	2,792,031
1,825,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,718,676
400,000		General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007	394,592
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	177,728
2,210,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,183,648
		TOTAL	32,260,608
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	220,806
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,120,066
1,250,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,255,806
		TOTAL	2,596,678
		Consumer Cyclical - Retailers--0.1%
844,895	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	781,160
1,070,000		Home Depot, Inc., 5.40%, 3/1/2016	1,032,377
		TOTAL	1,813,537
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,307,887
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	65,603
		Consumer Non-Cyclical Food/Beverage--0.5%
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,176,914
850,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	839,710
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,208
3,500,000		Kellogg Co., 7.45%, 4/1/2031	3,984,142
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--continued
$150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	$183,643
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	246,797
		TOTAL	6,531,414
		Consumer Non-Cyclical Health Care--0.2%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,010,999
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	840,119
1,490,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	1,433,467
		TOTAL	3,284,585
		Consumer Non-Cyclical Pharmaceuticals--0.5%
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	422,061
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,600,835
50,000		Merck & Co., Inc., Note, 5.25%, 7/1/2006	49,996
215,000,000		Pfizer, Inc., Bond, Series INTL,.80%, 3/18/2008	1,907,415
670,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	709,314
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,705,231
		TOTAL	6,394,852
		Consumer Non-Cyclical Tobacco--0.1%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	886,112
1,000,000		Altria Group, Inc., Note, 7.00%, 11/4/2013	1,060,318
		TOTAL	1,946,430
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,043,697
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,810,892
1,730,000	[1]	Pemex Project Funding Master, 5.75%, 12/15/2015	1,602,413
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,095
1,513,400	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,439,059
		TOTAL	6,047,156
		Energy - Integrated--1.3%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	135,492
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,699,747
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	6,016,703
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,553,679
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--continued
$1,750,000	[1]	Qatar Petroleum, 5.579%, 5/30/2011	$1,744,471
1,200,000	[1]	Statoil ASA, 5.125%, 4/30/2014	1,148,465
		TOTAL	18,298,557
		Energy - Refining--0.3%
2,725,000		Valero Energy Corp., 7.50%, 4/15/2032	3,014,242
1,830,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,685,622
		TOTAL	4,699,864
		Financial Institution - Banking--4.7%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.55%, 6/28/2006	1,001,236
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,040,177
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,723
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	250,685
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	101,792
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,491,596
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,914,348
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	153,336
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	980,865
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007	101,754
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	101,889
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,155,979
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,506,701
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,709,390
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	926,418
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,034,716
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,218,996
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.75%, 5/15/2007	100,307
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.50%, 1/15/2007	100,100
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007	50,215
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,186
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	154,887
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.20%, 7/15/2006	300,633
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,056,314
2,500,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	2,497,101
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,274,369
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	$25,397
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	104,693
300,000,000		KFW International Finance, 1.75%, 3/23/2010	2,719,312
300,000		LaSalle Bank Midwest, N.A., Sub. Note, Series MTN, 7.75%, 7/17/2006	300,789
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,595,012
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,875,304
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	2,904,723
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	980,770
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,178,081
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,195,176
1,433,333	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	1,560,631
500,000		SouthTrust Bank, Sub. Note, 7.00%, 11/15/2008	516,602
1,660,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,594,828
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	722,673
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	318,207
470,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	473,956
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,067,955
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	930,510
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,142,029
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,978,240
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,926,558
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,440,429
		TOTAL	67,877,588
		Financial Institution - Brokerage--1.6%
3,010,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,905,787
2,000,000		Amvescap PLC, Sr. Note, 5.90%, 1/15/2007	2,003,496
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,501
250,000		Bear Stearns & Co., Inc., Sr. Note, 7.00%, 3/1/2007	252,641
2,645,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	3,041,237
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,366,291
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,443,387
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	894,445
1,290,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,296,265
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	411,495
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	$2,058,508
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,485,156
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	190,656
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	242,457
440,000		Nuveen Investments, 5.00%, 9/15/2010	424,217
440,000		Nuveen Investments, 5.50%, 9/15/2015	413,548
		TOTAL	22,460,087
		Financial Institution - Finance Noncaptive--1.2%
2,000,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	1,918,991
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,649,102
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	115,378
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,426
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,056
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	75,121
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,960,705
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	227,641
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	237,960
150,000		General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009	147,874
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	972,763
1,000,000	[1]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	977,941
1,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,281,318
150,000		International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007	150,437
1,460,000		Residential Capital Corp., 6.00%, 2/22/2011	1,417,086
3,340,000		SLM Corp., Floating Rate Note, 5.843%, 12/15/2014	3,214,182
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	841,863
		TOTAL	17,287,844
		Financial Institution - Insurance - Life--0.6%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,394,788
75,000		CIGNA Corp., Note, 7.40%, 5/15/2007	76,229
850,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	892,208
360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	364,200
3,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,048,509
		TOTAL	8,775,934
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.8%
$820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	$811,962
1,750,000	[1]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,666,729
6,000,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,922,166
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	978,600
395,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	379,352
250,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	263,275
1,920,000	[1]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,846,996
		TOTAL	11,869,080
		Financial Institution - REITs--0.3%
2,700,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,633,584
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,905,064
		TOTAL	4,538,648
		Foreign-Local-Government--0.2%
900,000		Ontario, Province of, 4.375%, 2/15/2013	846,299
290,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	2,642,196
		TOTAL	3,488,495
		Municipal Services--0.1%
790,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	727,179
		Sovereign--0.3%
400,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	3,645,781
		Technology--1.2%
1,800,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,773,857
4,000,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,358,758
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,019,571
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	404,736
500,000		Hewlett-Packard Co., Note, 5.75%, 12/15/2006	501,085
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,592,428
500,000		IBM Corp., 4.875%, 10/1/2006	499,281
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,396,171
2,530,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011	2,455,878
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	102,681
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,750,000
		TOTAL	17,854,446
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.2%
$3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	$3,189,959
		Transportation - Railroads--0.5%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,618,328
2,030,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,053,953
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,045,600
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	308,531
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,458,301
		TOTAL	7,484,713
		Utility - Electric--1.3%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,327,999
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,018,965
1,000,000		Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007	1,014,103
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,230,562
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	258,748
1,000,000		FirstEnergy Corp., 5.50%, 11/15/2006	999,310
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,609,964
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	600,187
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,220,250
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	671,654
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,864,270
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	302,735
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,929,023
1,150,000		Scottish Power PLC, 4.91%, 3/15/2010	1,115,582
		TOTAL	19,163,352
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,308,071
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	203,187
		TOTAL	3,511,258
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,413,814
		TOTAL CORPORATE BONDS (IDENTIFIED COST $345,540,687)	339,209,397
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
$54,289		FNMA ARM 681769, 1/01/2033	$53,020
		Government National Mortgage Association--0.0%
8,515		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,520
3,259		GNMA2 ARM 8717, 10/20/2025	3,300
		TOTAL	11,820
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $68,169)	64,840
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
89,959	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	89,959
		Rate Reduction Bond--0.0%
56,764		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.42%, 9/25/2008	56,908
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $145,372)	146,867
		COMMON STOCKS & WARRANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	0
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
$2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,280)	1,939,256
		GOVERNMENT AGENCIES--7.9%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,415,972
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	954,357
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,530,950
650,000		Federal Farm Credit System, Note, Series MTN, 6.38%, 11/27/2006	652,903
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,036,000
2,000,000		Federal Home Loan Bank System, Bond, 2.50%, 4/4/2014	2,003,520
1,500,000		Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007	1,452,725
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	965,913
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	93,062
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	190,757
150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	142,159
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	$191,728
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	956,176
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	100,966
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	150,494
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	428,476
15,000,000		Federal Home Loan Bank System, Bond, Series 578, 4.25%, 9/26/2007	14,765,037
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	399,589
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	144,067
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,145
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	201,045
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	99,128
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	100,156
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,427,099
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	185,351
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.45%, 11/27/2006	348,348
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	189,669
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	552,431
200,000		Federal Home Loan Mortgage Corp., Bond, 4.00%, 3/26/2015	189,808
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	179,747
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	191,965
100,000		Federal Home Loan Mortgage Corp., Note, 4.35%, 11/21/2006	99,498
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	48,436
600,000		Federal Home Loan Mortgage Corp., Note, 5.50%, 7/15/2006	600,174
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	14,599,818
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007	978,294
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	94,679
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,841,853
35,000,000		Federal National Mortgage Association, 4.00%, 6/23/2008	34,141,496
7,745,000		Federal National Mortgage Association, 4.00%, 9/30/2009	7,652,382
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,544,157
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,457,644
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	988,552
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,245,386
600,000		Federal National Mortgage Association, Note, 5.00%, 1/15/2007	598,295
870,000,000		Federal National Mortgage Association, Note, Series EMTN, 1.75%, 3/26/2008	7,861,269
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,023,306
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	$50,514
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,033,350
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $117,707,039)	115,158,846
		GOVERNMENTS/AGENCIES--2.6%
		Sovereign--2.4%
18,000,000		Bundesschatzanweisungen, Note, 2.50%, 3/23/2007	22,947,811
270,000,000		Italy, Government of,.65%, 3/20/2009	2,377,569
398,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	3,604,792
3,150,000		Sweden, Government of, Deb., 6.50%, 5/5/2008	463,544
750,000		United Kingdom, Government of, Bond, 5.00%, 3/7/2008	1,409,627
1,425,000		United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	2,712,696
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,519,200
		TOTAL	35,035,239
		State/Provincial--0.1%
1,400,000		New South Wales, State of, Local Gov't. Guarantee, 8.00%, 3/1/2008	1,089,628
		Supranational Bank--0.1%
231,000,000		European Investment Bank, Note, 3.00%, 9/20/2006	2,070,164
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $37,150,721)	38,195,031
		U.S. TREASURY--23.8%
		U.S. Treasury Bonds--2.5%
18,465,000	[2]	United States Treasury Bond, 4.50%, 2/15/2036	16,449,462
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,186,778
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,445,051
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,413,182
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,426,128
6,000,000	[2]	United States Treasury Bond, 6.25%, 5/15/2030	6,739,997
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,507,295
300,000		United States Treasury Bond, 6.75%, 8/15/2026	350,661
		TOTAL	36,518,554
		U.S. Treasury Notes--21.3%
41,000,000	[2]	United States Treasury Note, 3.50%, 2/15/2010	38,886,302
4,200,000		United States Treasury Note, 3.875%, 7/15/2010	4,022,636
31,000,000	[2]	United States Treasury Note, 3.875%, 2/15/2013	28,871,236
3,250,000	[2]	United States Treasury Note, 4.00%, 2/15/2015	2,993,726
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$25,000,000	[2]	United States Treasury Note, 4.125%, 8/15/2010	$24,137,878
50,000,000	[2]	United States Treasury Note, 4.25%, 11/15/2014	47,009,180
5,000,000		United States Treasury Note, 4.375%, 8/15/2012	4,816,232
5,000,000	[2]	United States Treasury Note, 4.50%, 2/28/2011	4,884,395
10,400,000	[2]	United States Treasury Note, 4.50%, 11/15/2015	9,896,729
95,000,000	[2]	United States Treasury Note, 4.50%, 2/15/2016	90,326,722
10,000,000	[2]	United States Treasury Note, 4.75%, 3/31/2011	9,869,528
38,000,000	[2]	United States Treasury Note, 4.875%, 4/30/2011	37,702,232
6,000,000		United States Treasury Note, 5.125%, 5/15/2016	6,004,688
		TOTAL	309,421,484
		TOTAL U.S. TREASURY (IDENTIFIED COST $353,331,139)	345,940,038
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
37,001		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	38,135
		Government National Mortgage Association--0.1%
59,260		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	62,286
3,418		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	3,575
7,281		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	7,653
1,929		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	2,028
3,325		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,495
779		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	815
375,158		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	383,787
13,537		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	14,076
21,969		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	22,474
3,773		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	3,855
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$558,098		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	$513,312
165,315		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	172,115
		TOTAL	1,189,471
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,222,935)	1,227,606
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.2%
		Commercial Mortgage--0.7%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,615,368
		Federal Home Loan Mortgage Corporation--0.0%
216,676		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	216,266
		Federal National Mortgage Association--0.0%
38,547		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	41,511
16,478		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	17,935
		TOTAL	59,446
		Non-Agency Mortgage--0.0%
17,769	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.97%, 1/28/2027	14,038
		Structured Product (ABS)--0.5%
7,606,619		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	7,274,719
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,785,909)	18,179,837
		MUNICIPAL BOND--0.1%
		Consumer Cyclical - Services--0.1%
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $738,258)	742,043
		MUTUAL FUNDS--40.0% [3]
1,000,635		Emerging Markets Fixed Income Core Fund	18,535,960
50,141,347		Federated Mortgage Core Portfolio	484,866,826
11,479,226		High Yield Bond Portfolio	77,140,397
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $591,346,082)	580,543,183
Principal Amount			Value
		REPURCHASE AGREEMENTS--23.4%
$9,422,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.	$9,422,000
165,000,000		Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,734,000,467 (purchased with proceeds from securities lending collateral).	165,000,000
165,152,000		Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral).	165,152,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	339,574,000
		TOTAL INVESTMENTS--122.6% (IDENTIFIED COST $1,807,624,591) [4]	1,780,920,944
		OTHER ASSETS AND LIABILITIES - NET--(22.6)%	(328,706,960)
		TOTAL NET ASSETS--100%	$1,452,213,984

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $41,127,117 which represents 2.8% of total net assets.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,807,835,532.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$339,574,000
Investments in securities, including $580,543,183 of investments in affiliated issuers (Note 5) and $317,353,944 of securities loaned	1,441,346,944
Total investments in securities, at value (identified cost $1,807,624,591)		$1,780,920,944
Cash		827
Cash denominated in foreign currency (identified cost $1,745,282)		1,762,138
Income receivable		10,042,504
Receivable for investments sold		70
Receivable for shares sold		2,016,289
Receivable for foreign currency exchange contracts		149,425
TOTAL ASSETS		1,794,892,197
Liabilities:
Payable for investments purchased	6,042,330
Payable for shares redeemed	3,113,691
Payable for Directors'/Trustees' fees	73
Income distribution payable	2,953,447
Payable for collateral due to broker	330,152,000
Payable for distribution services fee (Note 5)	115,921
Payable for shareholder services fee (Note 5)	165,853
Accrued expenses	134,898
TOTAL LIABILITIES		342,678,213
Net assets for 140,765,944 shares outstanding		$1,452,213,984
Net Assets Consist of:
Paid-in capital		$1,487,875,230
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(26,530,084)
Accumulated net realized loss on investments and foreign currency transactions		(9,093,591)
Distributions in excess of net investment income		(37,571)
TOTAL NET ASSETS		$1,452,213,984

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($627,564,013 ÷ 60,831,097 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
Institutional Service Shares:
Net asset value per share ($604,583,900 ÷ 58,603,740 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
Class A Shares:
Net asset value per share ($98,254,731 ÷ 9,523,901 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share (100/95.50 of $10.32) [1]	$10.81
Redemption proceeds per share	$10.32
Class B Shares:
Net asset value per share ($41,824,849÷ 4,054,179 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share (94.50/100 of $10.32) [1]	$ 9.75
Class C Shares:
Net asset value per share ($41,640,557 ÷ 4,036,242 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share (100/99.00 of $10.32) [1]	$10.42
Redemption proceeds per share (99.00/100 of $10.32) [1]	$10.22
Class K Shares:
Net asset value per share ($38,345,934 ÷ 3,716,785 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including income received from affiliated issuers of $15,516,707) (Note 5)		$15,533,415
Investment income allocated from affiliated partnership (Note 5)		902,020
Interest (including income on securities loaned of $259,304)		20,091,258
TOTAL INCOME		36,526,693
Expenses:
Investment adviser fee (Note 5)	$2,896,926
Administrative personnel and services fee (Note 5)	576,253
Custodian fees	45,867
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	97,519
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	135,535
Transfer and dividend disbursing agent fees and expenses--Class A Shares	49,709
Transfer and dividend disbursing agent fees and expenses--Class B Shares	26,621
Transfer and dividend disbursing agent fees and expenses--Class C Shares	16,325
Transfer and dividend disbursing agent fees and expenses--Class K Shares	44,068
Directors'/Trustees' fees	7,259
Auditing fees	12,917
Legal fees	2,109
Portfolio accounting fees	114,236
Distribution services fee--Institutional Service Shares (Note 5)	765,930
Distribution services fee--Class A Shares (Note 5)	118,122
Distribution services fee--Class B Shares (Note 5)	171,740
Distribution services fee--Class C Shares (Note 5)	162,966
Distribution services fee--Class K Shares (Note 5)	80,283
Shareholder services fee--Institutional Shares (Note 5)	641,524
Shareholder services fee--Institutional Service Shares (Note 5)	751,395
Shareholder services fee--Class A Shares (Note 5)	117,175
Shareholder services fee--Class B Shares (Note 5)	57,247
Shareholder services fee--Class C Shares (Note 5)	53,242

Statement of Operations - continued

Six Months Ended May 31, 2006 (unaudited)

Expenses-continued:
Share registration costs		$49,727
Printing and postage		46,932
Insurance premiums		7,130
Taxes		55,325
Miscellaneous		6,476
EXPENSES BEFORE ALLOCATION		7,110,558
Expenses allocated from partnership		9,966
TOTAL EXPENSES		7,120,524
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,404,385)
Waiver of administrative personnel and services fee (Note 5)	(24,389)
Reimbursement of transfer and dividend disbursing agent fees and expenses-Institutional Shares	(21,476)
Reimbursement of transfer and dividend disbursing agent fees and expenses-Institutional Service Shares	(60,360)
Waiver of distribution services fee-Institutional Service Shares (Note 5)	(612,744)
Waiver of shareholder services fee-Institutional Shares (Note 5)	(641,524)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,764,878)
Net expenses			$4,355,646
Net investment income			32,171,047
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $704,337 on sales of investments in affiliated issuers)			(4,952,141)
Net realized gain allocated from partnership			652,630
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(22,380,836)
Net realized and unrealized loss on investments and foreign currency transactions			(26,680,347)
Change in net assets resulting from operations			$5,490,700

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,171,047	$63,987,152
Net realized gain (loss) on investments including allocation from partnerships and foreign currency transactions	(4,299,511)	453,025
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(22,380,836)	(36,358,608)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,490,700	28,081,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,564,177)	(27,711,479)
Institutional Service Shares	(14,511,711)	(28,295,273)
Class A Shares	(2,097,371)	(3,545,872)
Class B Shares	(905,693)	(2,076,435)
Class C Shares	(867,117)	(1,890,600)
Class K Shares	(681,746)	(1,202,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,627,815)	(64,722,097)
Share Transactions:
Proceeds from sale of shares	281,461,732	557,872,776
Net asset value of shares issued to shareholders in payment of distributions declared	16,345,794	30,125,554
Cost of shares redeemed	(248,034,374)	(491,915,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,773,152	96,083,006
Change in net assets	20,636,037	59,442,478
Net Assets:
Beginning of period	1,431,577,947	1,372,135,469
End of period (including undistributed (distributions in excess of) net investment income of $(37,571) and $2,419,197, respectively)	$1,452,213,984	$1,431,577,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
8/4/2006	3,329,520,000 Japanese Yen	$30,000,000	$29,850,575	$149,425

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$317,353,944	$330,152,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,050,061	$126,216,997	24,932,970	$267,724,329
Shares issued to shareholders in payment of distributions declared	359,035	3,754,091	637,223	6,829,922
Shares redeemed	(9,089,000)	(95,160,763)	(17,367,639)	(186,193,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,320,096	$34,810,325	8,202,554	$88,360,476

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,726,654	$101,981,847	19,623,422	$210,622,689
Shares issued to shareholders in payment of distributions declared	859,237	8,987,127	1,539,713	16,503,375
Shares redeemed	(10,151,057)	(106,349,798)	(20,873,552)	(223,837,763)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	434,834	$4,619,176	289,583	$3,288,301

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,422,313	$25,341,351	4,580,610	$49,120,144
Shares issued to shareholders in payment of distributions declared	157,552	1,647,787	261,642	2,803,317
Shares redeemed	(1,837,476)	(19,245,132)	(2,711,765)	(29,073,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	742,389	$7,744,006	2,130,487	$22,849,756

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,510	$1,273,879	401,752	$4,313,936
Shares issued to shareholders in payment of distributions declared	67,824	709,739	144,733	1,551,978
Shares redeemed	(811,290)	(8,484,430)	(1,410,227)	(15,121,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(620,956)	$(6,500,812)	(863,742)	$(9,255,481)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	411,647	$4,313,340	824,793	$8,846,131
Shares issued to shareholders in payment of distributions declared	54,116	566,170	115,236	1,235,856
Shares redeemed	(689,767)	(7,232,751)	(1,724,330)	(18,484,817)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(224,004)	$(2,353,241)	(784,301)	$(8,402,830)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,135,107	$22,334,318	1,606,539	$17,245,547
Shares issued to shareholders in payment of distributions declared	65,166	680,880	112,044	1,201,106
Shares redeemed	(1,105,038)	(11,561,500)	(1,799,537)	(19,203,869)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,095,235	$11,453,698	(80,954)	$(757,216)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,747,594	$49,773,152	8,893,627	$96,083,006

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $1,807,835,532. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $26,914,588. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,306,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,220,621.

At November 30, 2005, the Fund had a capital loss carryforward of $2,891,331 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $1,404,385 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $612,744 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $196,370 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $4,684 in sales charges from the sale of Class A Shares. FSC also retained $442 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $641,524 of its fee. For the six months ended May 31, 2006, FSSC received $82,569 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 9, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $34,442 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended May 31, 2006, the Fund was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value at 5/31/2006	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,376,289	362,713	738,367	1,000,635	$ 18,535,960	$ 902,020
Federated Mortgage Core Portfolio	47,972,559	8,260,159	6,091,371	50,141,347	484,866,826	11,777,654
High Yield Bond Portfolio	13,074,465	555,047	2,150,286	11,479,226	77,140,397	3,739,053
TOTAL OF AFFILIATED TRANSACTIONS	62,423,313	9,177,919	8,980,024	62,621,208	$580,543,183	$16,418,727

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$190,544,116
Sales	$206,706,662

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28555 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.52		$10.79	$10.75	$10.62	$10.68	$10.25
Income From Investment Operations:
Net investment income	0.24		0.51	0.52 [2]	0.52	0.64	0.67
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)		(0.26)	0.04	0.13	(0.02)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.25	0.56	0.65	0.62	1.10
Less Distributions:
Distributions from net investment income	(0.26)		(0.52)	(0.52)	(0.52)	(0.63)	(0.67)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.26)		(0.52)	(0.52)	(0.52)	(0.68)	(0.67)
Net Asset Value, End of Period	$10.32		$10.52	$10.79	$10.75	$10.62	$10.68
Total Return [3]	0.59%		2.32%	5.35%	6.21%	6.10%	10.99%

Ratios to Average Net Assets:
Net expenses	0.36	% [4]	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income	4.69	% [4]	4.79%	4.82%	4.73%	6.10%	6.32%
Expense waiver/reimbursement [5]	0.41	% [4]	0.46%	0.49%	0.46%	0.48%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$627,564		$605,292	$532,223	$509,354	$442,668	$347,242
Portfolio turnover	35%		37%	16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	[1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.52		$10.79		$10.75	$10.62	$10.68	$10.25
Income From Investment Operations:
Net investment income	0.23		0.48		0.49 [2]	0.48	0.61	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)		(0.26)		0.04	0.14	(0.02)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.22		0.53	0.62	0.59	1.07
Less Distributions:
Distributions from net investment income	(0.25)		(0.49)		(0.49)	(0.49)	(0.60)	(0.64)
Distributions from net realized gain on investments and foreign currency transactions	--		--		--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.25)		(0.49)		(0.49)	(0.49)	(0.65)	(0.64)
Net Asset Value, End of Period	$10.32		$10.52		$10.79	$10.75	$10.62	$10.68
Total Return [3]	0.44%		2.03	% [4]	5.03%	5.90%	5.79%	10.66%

Ratios to Average Net Assets:
Net expenses	0.66	% [5]	0.64%		0.66%	0.65%	0.66%	0.65%
Net investment income	4.38	% [5]	4.49%		4.52%	4.41%	5.80%	5.99%
Expense waiver/reimbursement [6]	0.42	% [5]	0.44%		0.45%	0.42%	0.43%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$604,584		$612,226		$624,721	$442,611	$253,207	$190,476
Portfolio turnover	35%		37%		16%	60%	74%	68%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the year ended November 30, 2005, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.90	$1.80
Institutional Service Shares	$1,000	$1,004.40	$3.30
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.14	$1.82
Institutional Service Shares	$1,000	$1,021.64	$3.33

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.66%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	34.3%
Corporate Debt Securities	29.0%
U.S. Treasury Securities [4]	23.8%
Government/Agencies	11.2%
Municipal Securities	0.1%
Asset-Backed Securities [5]	0.0%
Securities Lending Collateral [6]	22.7%
Other Security Types [5,7]	0.0%
Cash Equivalents [8]	9.6%
Other Assets and Liabilities--Net [9]	(30.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentage of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities does not include mortgage-backed securities guaranteed by GSEs.

5 Represents less than 0.01%.

6 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

7 Other Security Types consist of common stock, preferred stock and warrants.

8 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--23.4%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,269,385
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	606,357
195,000		Alcan, Inc., 5.75%, 6/1/2035	178,163
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,633,525
1,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,019,901
420,000	[1]	Codelco, Inc., 4.75%, 10/15/2014	387,156
1,210,000	[1]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,079,407
1,000,000		Inco Ltd., 5.70%, 10/15/2015	946,134
1,800,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,607,475
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,424,269
		TOTAL	8,882,387
		Basic Industry - Paper--0.6%
830,000		International Paper Co., 5.50%, 1/15/2014	788,929
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,964,107
380,000		Westvaco Corp., 7.65%, 3/15/2027	384,866
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,016,706
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,035,464
		TOTAL	9,190,072
		Capital Goods - Aerospace & Defense--0.5%
1,150,000	[1]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,099,777
600,000	[1]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	557,325
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.914%, 11/15/2009	100,384
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,419,403
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,122,209
		TOTAL	7,299,098
		Capital Goods - Construction Machinery--0.2%
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	61,847
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,412,935
100,000		John Deere Capital Corp., Sr. Note, Series D, 5.775%, 12/18/2009	100,205
		TOTAL	2,574,987
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.4%
$1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	$1,187,443
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,412,105
200,000		Textron Financial Corp., Note, Series E, 6.525%, 12/1/2007	200,238
2,450,000	[1]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,422,398
		TOTAL	6,222,184
		Capital Goods - Environmental--0.2%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,677,243
		Communications - Media & Cable--0.1%
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,635,369
		Communications - Media Noncable--0.6%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,819,039
3,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	3,002,682
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	258,093
1,670,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,554,800
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,646,478
		TOTAL	9,281,092
		Communications - Telecom Wireless--0.4%
500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	615,430
1,460,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,375,028
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,669,844
		TOTAL	5,660,302
		Communications - Telecom Wirelines--0.4%
100,000		Citizens Utilities Co., Deb., 7.60%, 6/1/2006	100,000
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	947,126
950,000		Embarq Corp., 6.738%, 6/1/2013	952,501
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,291
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	123,922
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	99,331
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	98,788
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	99,914
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	100,440
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	205,548
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,152,068
		TOTAL	4,981,929
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--2.2%
$2,850,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	$2,868,461
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.20%, 7/17/2006	50,005
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,882,999
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,938,779
12,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	11,994,996
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	184,351
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	179,782
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,894,560
3,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	2,792,031
1,825,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,718,676
400,000		General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007	394,592
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	177,728
2,210,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,183,648
		TOTAL	32,260,608
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	220,806
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,120,066
1,250,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,255,806
		TOTAL	2,596,678
		Consumer Cyclical - Retailers--0.1%
844,895	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	781,160
1,070,000		Home Depot, Inc., 5.40%, 3/1/2016	1,032,377
		TOTAL	1,813,537
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,307,887
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	65,603
		Consumer Non-Cyclical Food/Beverage--0.5%
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,176,914
850,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	839,710
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,208
3,500,000		Kellogg Co., 7.45%, 4/1/2031	3,984,142
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--continued
$150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	$183,643
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	246,797
		TOTAL	6,531,414
		Consumer Non-Cyclical Health Care--0.2%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,010,999
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	840,119
1,490,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	1,433,467
		TOTAL	3,284,585
		Consumer Non-Cyclical Pharmaceuticals--0.5%
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	422,061
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,600,835
50,000		Merck & Co., Inc., Note, 5.25%, 7/1/2006	49,996
215,000,000		Pfizer, Inc., Bond, Series INTL,.80%, 3/18/2008	1,907,415
670,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	709,314
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,705,231
		TOTAL	6,394,852
		Consumer Non-Cyclical Tobacco--0.1%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	886,112
1,000,000		Altria Group, Inc., Note, 7.00%, 11/4/2013	1,060,318
		TOTAL	1,946,430
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,043,697
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,810,892
1,730,000	[1]	Pemex Project Funding Master, 5.75%, 12/15/2015	1,602,413
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,095
1,513,400	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,439,059
		TOTAL	6,047,156
		Energy - Integrated--1.3%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	135,492
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,699,747
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	6,016,703
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,553,679
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--continued
$1,750,000	[1]	Qatar Petroleum, 5.579%, 5/30/2011	$1,744,471
1,200,000	[1]	Statoil ASA, 5.125%, 4/30/2014	1,148,465
		TOTAL	18,298,557
		Energy - Refining--0.3%
2,725,000		Valero Energy Corp., 7.50%, 4/15/2032	3,014,242
1,830,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,685,622
		TOTAL	4,699,864
		Financial Institution - Banking--4.7%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.55%, 6/28/2006	1,001,236
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,040,177
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,723
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	250,685
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	101,792
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,491,596
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,914,348
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	153,336
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	980,865
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007	101,754
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	101,889
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,155,979
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,506,701
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,709,390
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	926,418
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,034,716
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,218,996
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.75%, 5/15/2007	100,307
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.50%, 1/15/2007	100,100
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007	50,215
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,186
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	154,887
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.20%, 7/15/2006	300,633
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,056,314
2,500,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	2,497,101
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,274,369
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	$25,397
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	104,693
300,000,000		KFW International Finance, 1.75%, 3/23/2010	2,719,312
300,000		LaSalle Bank Midwest, N.A., Sub. Note, Series MTN, 7.75%, 7/17/2006	300,789
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,595,012
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,875,304
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	2,904,723
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	980,770
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,178,081
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,195,176
1,433,333	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	1,560,631
500,000		SouthTrust Bank, Sub. Note, 7.00%, 11/15/2008	516,602
1,660,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,594,828
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	722,673
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	318,207
470,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	473,956
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,067,955
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	930,510
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,142,029
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,978,240
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,926,558
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,440,429
		TOTAL	67,877,588
		Financial Institution - Brokerage--1.6%
3,010,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,905,787
2,000,000		Amvescap PLC, Sr. Note, 5.90%, 1/15/2007	2,003,496
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,501
250,000		Bear Stearns & Co., Inc., Sr. Note, 7.00%, 3/1/2007	252,641
2,645,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	3,041,237
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,366,291
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,443,387
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	894,445
1,290,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,296,265
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	411,495
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	$2,058,508
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,485,156
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	190,656
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	242,457
440,000		Nuveen Investments, 5.00%, 9/15/2010	424,217
440,000		Nuveen Investments, 5.50%, 9/15/2015	413,548
		TOTAL	22,460,087
		Financial Institution - Finance Noncaptive--1.2%
2,000,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	1,918,991
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,649,102
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	115,378
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,426
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,056
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	75,121
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,960,705
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	227,641
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	237,960
150,000		General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009	147,874
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	972,763
1,000,000	[1]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	977,941
1,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,281,318
150,000		International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007	150,437
1,460,000		Residential Capital Corp., 6.00%, 2/22/2011	1,417,086
3,340,000		SLM Corp., Floating Rate Note, 5.843%, 12/15/2014	3,214,182
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	841,863
		TOTAL	17,287,844
		Financial Institution - Insurance - Life--0.6%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,394,788
75,000		CIGNA Corp., Note, 7.40%, 5/15/2007	76,229
850,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	892,208
360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	364,200
3,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,048,509
		TOTAL	8,775,934
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.8%
$820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	$811,962
1,750,000	[1]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,666,729
6,000,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,922,166
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	978,600
395,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	379,352
250,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	263,275
1,920,000	[1]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,846,996
		TOTAL	11,869,080
		Financial Institution - REITs--0.3%
2,700,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,633,584
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,905,064
		TOTAL	4,538,648
		Foreign-Local-Government--0.2%
900,000		Ontario, Province of, 4.375%, 2/15/2013	846,299
290,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	2,642,196
		TOTAL	3,488,495
		Municipal Services--0.1%
790,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	727,179
		Sovereign--0.3%
400,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	3,645,781
		Technology--1.2%
1,800,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,773,857
4,000,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,358,758
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,019,571
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	404,736
500,000		Hewlett-Packard Co., Note, 5.75%, 12/15/2006	501,085
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,592,428
500,000		IBM Corp., 4.875%, 10/1/2006	499,281
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,396,171
2,530,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011	2,455,878
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	102,681
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,750,000
		TOTAL	17,854,446
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.2%
$3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	$3,189,959
		Transportation - Railroads--0.5%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,618,328
2,030,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,053,953
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,045,600
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	308,531
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,458,301
		TOTAL	7,484,713
		Utility - Electric--1.3%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,327,999
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,018,965
1,000,000		Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007	1,014,103
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,230,562
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	258,748
1,000,000		FirstEnergy Corp., 5.50%, 11/15/2006	999,310
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,609,964
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	600,187
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,220,250
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	671,654
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,864,270
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	302,735
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,929,023
1,150,000		Scottish Power PLC, 4.91%, 3/15/2010	1,115,582
		TOTAL	19,163,352
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,308,071
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	203,187
		TOTAL	3,511,258
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,413,814
		TOTAL CORPORATE BONDS (IDENTIFIED COST $345,540,687)	339,209,397
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
$54,289		FNMA ARM 681769, 1/01/2033	$53,020
		Government National Mortgage Association--0.0%
8,515		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,520
3,259		GNMA2 ARM 8717, 10/20/2025	3,300
		TOTAL	11,820
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $68,169)	64,840
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
89,959	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	89,959
		Rate Reduction Bond--0.0%
56,764		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.42%, 9/25/2008	56,908
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $145,372)	146,867
		COMMON STOCKS & WARRANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	0
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
$2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,280)	1,939,256
		GOVERNMENT AGENCIES--7.9%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,415,972
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	954,357
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,530,950
650,000		Federal Farm Credit System, Note, Series MTN, 6.38%, 11/27/2006	652,903
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,036,000
2,000,000		Federal Home Loan Bank System, Bond, 2.50%, 4/4/2014	2,003,520
1,500,000		Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007	1,452,725
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	965,913
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	93,062
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	190,757
150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	142,159
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	$191,728
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	956,176
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	100,966
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	150,494
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	428,476
15,000,000		Federal Home Loan Bank System, Bond, Series 578, 4.25%, 9/26/2007	14,765,037
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	399,589
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	144,067
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,145
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	201,045
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	99,128
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	100,156
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,427,099
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	185,351
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.45%, 11/27/2006	348,348
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	189,669
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	552,431
200,000		Federal Home Loan Mortgage Corp., Bond, 4.00%, 3/26/2015	189,808
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	179,747
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	191,965
100,000		Federal Home Loan Mortgage Corp., Note, 4.35%, 11/21/2006	99,498
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	48,436
600,000		Federal Home Loan Mortgage Corp., Note, 5.50%, 7/15/2006	600,174
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	14,599,818
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007	978,294
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	94,679
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,841,853
35,000,000		Federal National Mortgage Association, 4.00%, 6/23/2008	34,141,496
7,745,000		Federal National Mortgage Association, 4.00%, 9/30/2009	7,652,382
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,544,157
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,457,644
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	988,552
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,245,386
600,000		Federal National Mortgage Association, Note, 5.00%, 1/15/2007	598,295
870,000,000		Federal National Mortgage Association, Note, Series EMTN, 1.75%, 3/26/2008	7,861,269
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,023,306
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	$50,514
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,033,350
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $117,707,039)	115,158,846
		GOVERNMENTS/AGENCIES--2.6%
		Sovereign--2.4%
18,000,000		Bundesschatzanweisungen, Note, 2.50%, 3/23/2007	22,947,811
270,000,000		Italy, Government of,.65%, 3/20/2009	2,377,569
398,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	3,604,792
3,150,000		Sweden, Government of, Deb., 6.50%, 5/5/2008	463,544
750,000		United Kingdom, Government of, Bond, 5.00%, 3/7/2008	1,409,627
1,425,000		United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	2,712,696
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,519,200
		TOTAL	35,035,239
		State/Provincial--0.1%
1,400,000		New South Wales, State of, Local Gov't. Guarantee, 8.00%, 3/1/2008	1,089,628
		Supranational Bank--0.1%
231,000,000		European Investment Bank, Note, 3.00%, 9/20/2006	2,070,164
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $37,150,721)	38,195,031
		U.S. TREASURY--23.8%
		U.S. Treasury Bonds--2.5%
18,465,000	[2]	United States Treasury Bond, 4.50%, 2/15/2036	16,449,462
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,186,778
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,445,051
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,413,182
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,426,128
6,000,000	[2]	United States Treasury Bond, 6.25%, 5/15/2030	6,739,997
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,507,295
300,000		United States Treasury Bond, 6.75%, 8/15/2026	350,661
		TOTAL	36,518,554
		U.S. Treasury Notes--21.3%
41,000,000	[2]	United States Treasury Note, 3.50%, 2/15/2010	38,886,302
4,200,000		United States Treasury Note, 3.875%, 7/15/2010	4,022,636
31,000,000	[2]	United States Treasury Note, 3.875%, 2/15/2013	28,871,236
3,250,000	[2]	United States Treasury Note, 4.00%, 2/15/2015	2,993,726
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$25,000,000	[2]	United States Treasury Note, 4.125%, 8/15/2010	$24,137,878
50,000,000	[2]	United States Treasury Note, 4.25%, 11/15/2014	47,009,180
5,000,000		United States Treasury Note, 4.375%, 8/15/2012	4,816,232
5,000,000	[2]	United States Treasury Note, 4.50%, 2/28/2011	4,884,395
10,400,000	[2]	United States Treasury Note, 4.50%, 11/15/2015	9,896,729
95,000,000	[2]	United States Treasury Note, 4.50%, 2/15/2016	90,326,722
10,000,000	[2]	United States Treasury Note, 4.75%, 3/31/2011	9,869,528
38,000,000	[2]	United States Treasury Note, 4.875%, 4/30/2011	37,702,232
6,000,000		United States Treasury Note, 5.125%, 5/15/2016	6,004,688
		TOTAL	309,421,484
		TOTAL U.S. TREASURY (IDENTIFIED COST $353,331,139)	345,940,038
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
37,001		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	38,135
		Government National Mortgage Association--0.1%
59,260		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	62,286
3,418		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	3,575
7,281		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	7,653
1,929		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	2,028
3,325		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,495
779		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	815
375,158		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	383,787
13,537		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	14,076
21,969		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	22,474
3,773		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	3,855
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$558,098		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	$513,312
165,315		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	172,115
		TOTAL	1,189,471
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,222,935)	1,227,606
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.2%
		Commercial Mortgage--0.7%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,615,368
		Federal Home Loan Mortgage Corporation--0.0%
216,676		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	216,266
		Federal National Mortgage Association--0.0%
38,547		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	41,511
16,478		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	17,935
		TOTAL	59,446
		Non-Agency Mortgage--0.0%
17,769	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.97%, 1/28/2027	14,038
		Structured Product (ABS)--0.5%
7,606,619		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	7,274,719
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,785,909)	18,179,837
		MUNICIPAL BOND--0.1%
		Consumer Cyclical - Services--0.1%
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $738,258)	742,043
		MUTUAL FUNDS--40.0% [3]
1,000,635		Emerging Markets Fixed Income Core Fund	18,535,960
50,141,347		Federated Mortgage Core Portfolio	484,866,826
11,479,226		High Yield Bond Portfolio	77,140,397
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $591,346,082)	580,543,183
Principal Amount			Value
		REPURCHASE AGREEMENTS--23.4%
$9,422,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.	$9,422,000
165,000,000		Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,734,000,467 (purchased with proceeds from securities lending collateral).	165,000,000
165,152,000		Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral).	165,152,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	339,574,000
		TOTAL INVESTMENTS--122.6% (IDENTIFIED COST $1,807,624,591) [4]	1,780,920,944
		OTHER ASSETS AND LIABILITIES - NET--(22.6)%	(328,706,960)
		TOTAL NET ASSETS--100%	$1,452,213,984

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $41,127,117 which represents 2.8% of total net assets.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,807,835,532.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$339,574,000
Investments in securities, including $580,543,183 of investments in affiliated issuers (Note 5) and $317,353,944 of securities loaned	1,441,346,944
Total investments in securities, at value (identified cost $1,807,624,591)		$1,780,920,944
Cash		827
Cash denominated in foreign currency (identified cost $1,745,282)		1,762,138
Income receivable		10,042,504
Receivable for investments sold		70
Receivable for shares sold		2,016,289
Receivable for foreign currency exchange contracts		149,425
TOTAL ASSETS		1,794,892,197
Liabilities:
Payable for investments purchased	6,042,330
Payable for shares redeemed	3,113,691
Payable for Directors'/Trustees' fees	73
Income distribution payable	2,953,447
Payable for collateral due to broker	330,152,000
Payable for distribution services fee (Note 5)	115,921
Payable for shareholder services fee (Note 5)	165,853
Accrued expenses	134,898
TOTAL LIABILITIES		342,678,213
Net assets for 140,765,944 shares outstanding		$1,452,213,984
Net Assets Consist of:
Paid-in capital		$1,487,875,230
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(26,530,084)
Accumulated net realized loss on investments and foreign currency transactions		(9,093,591)
Distributions in excess of net investment income		(37,571)
TOTAL NET ASSETS		$1,452,213,984

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($627,564,013 ÷ 60,831,097 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
Institutional Service Shares:
Net asset value per share ($604,583,900 ÷ 58,603,740 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
Class A Shares:
Net asset value per share ($98,254,731 ÷ 9,523,901 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share (100/95.50 of $10.32) [1]	$10.81
Redemption proceeds per share	$10.32
Class B Shares:
Net asset value per share ($41,824,849÷ 4,054,179 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share (94.50/100 of $10.32) [1]	$ 9.75
Class C Shares:
Net asset value per share ($41,640,557 ÷ 4,036,242 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share (100/99.00 of $10.32) [1]	$10.42
Redemption proceeds per share (99.00/100 of $10.32) [1]	$10.22
Class K Shares:
Net asset value per share ($38,345,934 ÷ 3,716,785 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including income received from affiliated issuers of $15,516,707) (Note 5)		$15,533,415
Investment income allocated from affiliated partnership (Note 5)		902,020
Interest (including income on securities loaned of $259,304)		20,091,258
TOTAL INCOME		36,526,693
Expenses:
Investment adviser fee (Note 5)	$2,896,926
Administrative personnel and services fee (Note 5)	576,253
Custodian fees	45,867
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	97,519
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	135,535
Transfer and dividend disbursing agent fees and expenses--Class A Shares	49,709
Transfer and dividend disbursing agent fees and expenses--Class B Shares	26,621
Transfer and dividend disbursing agent fees and expenses--Class C Shares	16,325
Transfer and dividend disbursing agent fees and expenses--Class K Shares	44,068
Directors'/Trustees' fees	7,259
Auditing fees	12,917
Legal fees	2,109
Portfolio accounting fees	114,236
Distribution services fee--Institutional Service Shares (Note 5)	765,930
Distribution services fee--Class A Shares (Note 5)	118,122
Distribution services fee--Class B Shares (Note 5)	171,740
Distribution services fee--Class C Shares (Note 5)	162,966
Distribution services fee--Class K Shares (Note 5)	80,283
Shareholder services fee--Institutional Shares (Note 5)	641,524
Shareholder services fee--Institutional Service Shares (Note 5)	751,395
Shareholder services fee--Class A Shares (Note 5)	117,175
Shareholder services fee--Class B Shares (Note 5)	57,247
Shareholder services fee--Class C Shares (Note 5)	53,242

Statement of Operations - continued

Six Months Ended May 31, 2006 (unaudited)

Expenses-continued:
Share registration costs		$49,727
Printing and postage		46,932
Insurance premiums		7,130
Taxes		55,325
Miscellaneous		6,476
EXPENSES BEFORE ALLOCATION		7,110,558
Expenses allocated from partnership		9,966
TOTAL EXPENSES		7,120,524
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,404,385)
Waiver of administrative personnel and services fee (Note 5)	(24,389)
Reimbursement of transfer and dividend disbursing agent fees and expenses-Institutional Shares	(21,476)
Reimbursement of transfer and dividend disbursing agent fees and expenses-Institutional Service Shares	(60,360)
Waiver of distribution services fee-Institutional Service Shares (Note 5)	(612,744)
Waiver of shareholder services fee-Institutional Shares (Note 5)	(641,524)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,764,878)
Net expenses			$4,355,646
Net investment income			32,171,047
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $704,337 on sales of investments in affiliated issuers)			(4,952,141)
Net realized gain allocated from partnership			652,630
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(22,380,836)
Net realized and unrealized loss on investments and foreign currency transactions			(26,680,347)
Change in net assets resulting from operations			$5,490,700

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,171,047	$63,987,152
Net realized gain (loss) on investments including allocation from partnerships and foreign currency transactions	(4,299,511)	453,025
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(22,380,836)	(36,358,608)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,490,700	28,081,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,564,177)	(27,711,479)
Institutional Service Shares	(14,511,711)	(28,295,273)
Class A Shares	(2,097,371)	(3,545,872)
Class B Shares	(905,693)	(2,076,435)
Class C Shares	(867,117)	(1,890,600)
Class K Shares	(681,746)	(1,202,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,627,815)	(64,722,097)
Share Transactions:
Proceeds from sale of shares	281,461,732	557,872,776
Net asset value of shares issued to shareholders in payment of distributions declared	16,345,794	30,125,554
Cost of shares redeemed	(248,034,374)	(491,915,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,773,152	96,083,006
Change in net assets	20,636,037	59,442,478
Net Assets:
Beginning of period	1,431,577,947	1,372,135,469
End of period (including undistributed (distributions in excess of) net investment income of $(37,571) and $2,419,197, respectively)	$1,452,213,984	$1,431,577,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares, Class C Shares, and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
8/4/2006	3,329,520,000 Japanese Yen	$30,000,000	$29,850,575	$149,425

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$317,353,944	$330,152,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,050,061	$126,216,997	24,932,970	$267,724,329
Shares issued to shareholders in payment of distributions declared	359,035	3,754,091	637,223	6,829,922
Shares redeemed	(9,089,000)	(95,160,763)	(17,367,639)	(186,193,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,320,096	$34,810,325	8,202,554	$88,360,476

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,726,654	$101,981,847	19,623,422	$210,622,689
Shares issued to shareholders in payment of distributions declared	859,237	8,987,127	1,539,713	16,503,375
Shares redeemed	(10,151,057)	(106,349,798)	(20,873,552)	(223,837,763)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	434,834	$4,619,176	289,583	$3,288,301

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,422,313	$25,341,351	4,580,610	$49,120,144
Shares issued to shareholders in payment of distributions declared	157,552	1,647,787	261,642	2,803,317
Shares redeemed	(1,837,476)	(19,245,132)	(2,711,765)	(29,073,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	742,389	$7,744,006	2,130,487	$22,849,756

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,510	$1,273,879	401,752	$4,313,936
Shares issued to shareholders in payment of distributions declared	67,824	709,739	144,733	1,551,978
Shares redeemed	(811,290)	(8,484,430)	(1,410,227)	(15,121,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(620,956)	$(6,500,812)	(863,742)	$(9,255,481)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	411,647	$4,313,340	824,793	$8,846,131
Shares issued to shareholders in payment of distributions declared	54,116	566,170	115,236	1,235,856
Shares redeemed	(689,767)	(7,232,751)	(1,724,330)	(18,484,817)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(224,004)	$(2,353,241)	(784,301)	$(8,402,830)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,135,107	$22,334,318	1,606,539	$17,245,547
Shares issued to shareholders in payment of distributions declared	65,166	680,880	112,044	1,201,106
Shares redeemed	(1,105,038)	(11,561,500)	(1,799,537)	(19,203,869)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,095,235	$11,453,698	(80,954)	$(757,216)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,747,594	$49,773,152	8,893,627	$96,083,006

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $1,807,835,532. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $26,914,588. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,306,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,220,621.

At November 30, 2005, the Fund had a capital loss carryforward of $2,891,331 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $1,404,385 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $612,744 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $196,370 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $4,684 in sales charges from the sale of Class A Shares. FSC also retained $442 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $641,524 of its fee. For the six months ended May 31, 2006, FSSC received $82,569 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 9, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $34,442 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended May 31, 2006, the Fund was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value at 5/31/2006	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,376,289	362,713	738,367	1,000,635	$ 18,535,960	$ 902,020
Federated Mortgage Core Portfolio	47,972,559	8,260,159	6,091,371	50,141,347	484,866,826	11,777,654
High Yield Bond Portfolio	13,074,465	555,047	2,150,286	11,479,226	77,140,397	3,739,053
TOTAL OF AFFILIATED TRANSACTIONS	62,423,313	9,177,919	8,980,024	62,621,208	$580,543,183	$16,418,727

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$190,544,116
Sales	$206,706,662

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28556 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date       July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006